NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED (Details) Rp in Billions	Dec. 31, 2017 IDR (Rp)
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
Minimum lease payments payable under non-cancellable operating lease	Rp 31,218